Consolidated Income Statement - EUR (€) € in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Operating revenues
Scheduled revenues	€ 2,652.5	€ 1,036.0	€ 5,566.2
Ancillary revenues	2,148.4	599.8	2,928.6
Total operating revenues	4,800.9	1,635.8	8,494.8
Operating expenses
Fuel and oil	(1,699.4)	(542.6)	(2,762.2)
Airport and handling charges	(813.4)	(287.2)	(1,140.2)
Depreciation	(719.4)	(571.0)	(748.7)
Staff costs	(690.1)	(472.2)	(1,106.9)
Route charges	(551.2)	(187.3)	(736.0)
Marketing, distribution and other	(411.3)	(201.5)	(578.8)
Maintenance, materials and repairs	(255.7)	(206.7)	(256.4)
Aircraft rentals		(6.7)	(38.2)
Total operating expenses	(5,140.5)	(2,475.2)	(7,367.4)
Operating (loss)/profit	(339.6)	(839.4)	1,127.4
Finance expense	(91.4)	(297.1)	(480.1)
Finance income		16.0	21.4
Foreign exchange gain/(loss)	1.2	11.8	1.6
Total other expenses	(90.2)	(269.3)	(457.1)
(Loss)/profit before tax	(429.8)	(1,108.7)	670.3
Tax credit/(expense)	189.0	93.6	(21.6)
(Loss)/profit for the year - all attributable to equity holders of parent	€ (240.8)	€ (1,015.1)	€ 648.7
Basic (loss)/earnings per ordinary share	€ (0.2130)	€ (0.9142)	€ 0.5824
Diluted (loss)/earnings per ordinary share	€ (0.2130)	€ (0.9142)	€ 0.5793
Number of weighted average ordinary shares (in Ms)	1,130.5	1,110.4	1,113.8
Number of weighted average diluted shares (in Ms)	1,130.5	1,110.4	1,119.8